UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07917

Wilshire Variable Insurance Trust
(Exact name of Registrant as specified in charter)

Wilshire Associates Incorporated 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz, President 1299 Ocean Avenue, Suite 700 Santa Monica, CA 90401-1085
(Name and address of agent for service)

Registrant’s telephone number, including area code: 310-451-3051

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) Wilshire Global Allocation Fund
June 30, 2016

Wilshire Variable Insurance Trust Table of Contents

Letter to Shareholders	2
Commentary	4
Disclosure of Fund Expenses	6
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	14
Additional Fund Information	24

Shares of the Wilshire Global Allocation Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of the Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Letter to Shareholders (Unaudited)

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Variable Insurance Trust. This report covers the period from January 1, 2016 to June 30, 2016 for the Global Allocation Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 3.98% during the first half of the year. During the first six months of the year, value oriented stocks outpaced growth securities across capitalizations. While large-cap stocks outpaced small-cap stocks in the first quarter, small-cap stocks lead during the second quarter. Sector performance varied during the period, with defensive and cyclically oriented sectors being the top performers. Utilities, Telecom Services, Energy, and Materials returned 23.8%, 23.4%, 15.5%, and 11.0%, respectively. Conversely Financials were weighed down by decreasing interest yields and Health Care struggled as biotechnology holdings sold off over fears about potential health care reform. The sectors returned -1.0% and -0.7%, respectively.

International Equity Market

International equities trailed domestic equity market during the first half of the year as the MSCI EAFE Index returned -4.4%. Emerging markets surged during the period benefitting from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world. The MSCI Emerging Markets index rose 6.4% through June 30. The period ended with increased volatility as uncertainty regarding the potential political contagion emanating from the “Brexit” vote weighed on markets. Equity markets fell sharply immediately following the referendum, and the British pound slumped to its lowest level in 30 years. As in the U.S., foreign markets bounced back over the last few days of the period erasing some of the earlier losses. Japan was among the worst performing developed international markets for the first six months of the year as a strengthening yen and a sluggish economy weighed on investor sentiment. The MSCI Japan Index returned -5.6% in U.S. dollar terms and -19.5% in local currency terms for the period.

Bond Market

U.S. Treasury yields plunged during the first six months of 2016 as stock market volatility fed safe-haven trades into longer-term Treasuries. The 10-year U.S. Treasury started the year yielding 2.27%, then steadily fell during the first quarter market decline to 1.64% on February 11 before rising to 1.78% by the end of the first quarter as equities stabilized. Treasury securities extended their rally in the second quarter due to broad investor uncertainty, initially over the outcome of the “Brexit” vote, then over the details and timetable of the withdrawal of the United Kingdom from the European Union. The 10-year U.S. Treasury ended June yielding 1.49%. Credit spreads tightened somewhat over second half of the period, as investors continued to seek incremental yield wherever they could find it. Globally, sovereigns benefited from overall market uneasiness.

Fund Performance Review

The Global Allocation Fund returned 2.01%, underperforming its custom benchmark, 65% MSCI All Country World Index and 35% Barclays Global Aggregate Index (Hedged), by 0.95%. While the Fund modestly trailed its benchmark during the period, we are confident that the Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

2

Wilshire Variable Insurance Trust Letter to Shareholders (Unaudited) - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Fund or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic, or political instability in other nations. Investments in smaller companies typically exhibit higher volatility. The Fund invests in underlying affiliated funds (“Underlying Funds”) and may invest in unaffiliated exchange-traded funds (“ETFs”). An investor in the Fund should understand that alternatively he or she could allocate investments directly to an Underlying Fund or ETF. By investing indirectly in an Underlying Fund or ETF through the Fund, an investor bears not only his or her proportionate share of certain expenses of the Fund (such as operating costs), but also, indirectly, similar expenses of the Underlying Fund or ETF. The management fee charged to the Fund is based on the average daily net assets not invested in the Underlying Funds.

The Fund is available only through third party insurance company separate accounts established for the purposes of funding variable life contracts and may not be purchased directly. The variable annuity contracts and variable life insurance policies are described in the separate prospectuses issued by participating insurance companies. Please see the prospectuses for information about surrender charges, mortality and expense risk fees and other charges that may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.

The Barclays U.S. Aggregate Bond Index is made up of the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The MSCI All Country World ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

3

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Commentary (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND

Average Annual Total Return

Six Months Ended 06/30/16*	2.01%
One Year Ended 06/30/16	-0.86%
Five Years Ended 06/30/16	5.59%
Ten Years Ended 06/30/16	4.08%

STOCK/BOND COMPOSITE INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16*	2.96%
One Year Ended 06/30/16	0.28%
Five Years Ended 06/30/16	5.39%
Ten Years Ended 06/30/16	4.89%

*	Not annualized.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Recent performance can be found at your particular insurance company.

(1)

65/35 Hybrid Index is a blend of 65% MSCI All Country World (ACWI) Index and 35% Barclays Global Aggregate Index (Hedged). The MSCI ACWI Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets. The Barclays Global Aggregate Index (Hedged) is a broad-based measure of the global investment grade fixed-rate debt markets from both developed and emerging markets issuers. An individual cannot invest directly in an index. Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses.

During certain periods, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns for the periods would have been lower. For the six months ended June 30, 2016, fees totaling 0.04% of average net assets were waived.

4

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2016)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned -1.02% in the first half of the year. More evidence of a Chinese economic slowdown, continued slack in the European economy and an anemic pulse related to Japan’s financial markets reforms all weighed on returns for most of the period. The second quarter started off by recording gains on behalf of European equities, only to retrench later in the period in the wake of the UK’s decision to exit the European Union. Emerging markets stocks benefitted from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world.

The U.S. fixed income market got off to strong start as the Barclays U.S. Aggregate Bond Index returned 5.31% for the first six months of the year. Volatility spiked at the start of the year as going concerns heightened for commodity-related companies. Fears of escalating corporate defaults from both investment grade and high yield energy companies caused the market to reprice these securities at distressed levels. The bellwether 10-year U.S. Treasury yield fell from 2.27% as of December 31 to 1.49% as of June 30.

The Wilshire Global Allocation Fund (the “Fund”) returned 2.01% for the first six months of 2016, underperforming the custom benchmark** return of 2.96% by 0.95%.

Despite the Fund’s underperformance versus its benchmark, we believe the Fund is well positioned going into the second half of 2016 as the market deals with ongoing macroeconomic and geopolitical uncertainties.

*	Based on percent of the Fund’s total investments in securities, at value.
**

Custom Benchmark: 1/1/14 – 5/31/14: 50% S&P 500 Index, 15% MSCI EAFE Index, 35% Barclays U.S. Aggregate Index; 6/1/14 to date: 65% MSCI All Country World Index, 35% Barclays Global Aggregate Index (Hedged).

5

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2016 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return:This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

6

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratio(1)	Expenses Paid During Period 01/01/16-06/30/16(2)(3)
Wilshire Global Allocation Fund(4)
Actual Fund Return	$1,000.00	$1,020.10	0.53%	$2.66
Hypothetical 5% Return	$1,000.00	$1,022.23	0.53%	$2.66

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(3)	Expenses shown do not include annuity contract fees.
(4)	The expense ratio does not include the expenses of the underlying funds.

7

Wilshire Global Allocation Fund Schedule of Investments June 30, 2016 (Unaudited)

Shares		Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 92.7%
11,950,513	Wilshire Income Opportunities Fund, Institutional Class	$123,218,153
15,274,698	Wilshire International Equity Fund, Institutional Class	134,722,838
1,359,027	Wilshire Large Company Growth Portfolio, Institutional Class (a)	53,790,284
2,796,280	Wilshire Large Company Value Portfolio, Institutional Class	53,017,460
441,868	Wilshire Small Company Growth Portfolio, Institutional Class (a)	11,104,132
505,063	Wilshire Small Company Value Portfolio, Institutional Class	11,015,419

Total Affiliated Registered Investment Companies (Cost $410,342,684)		386,868,286

EXCHANGE TRADED FUND — 6.3%
1,187,724	Vanguard Total International Bond Index Fund, Admiral Shares	26,379,353

Total Exchange Traded Fund (Cost $25,832,396)		26,379,353

SHORT-TERM INVESTMENT — 1.0%
4,105,407	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240% (b)	4,105,407

Total Short-Term Investment (Cost $4,105,407)		4,105,407

Total Investments — 100.0% (Cost $440,280,487)		417,353,046

Other Assets & Liabilities, Net — 0.0%		7,039

NET ASSETS — 100.0%		$417,360,085

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of June 30, 2016.

As of June 30, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP. For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

See Notes to Financial Statements.
8

Wilshire Variable Insurance Trust Statement of Assets and Liabilities June 30, 2016 (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
ASSETS:
Investments in securities, at value (Note 2)	$30,484,760
Investments in affiliated funds, at value (Note 2)	386,868,286
Receivable for investment securities sold	112,169
Reclaims receivable	100,781
Subscriptions receivable	43,568
Dividends and interest receivable	28,536
Prepaid expenses	16,834
Total assets	417,654,934

LIABILITIES:
Redemptions payable	51,286
Cash overdraft	1,769
Distribution (12b-1) fees payable (Note 4)	85,538
Administration fees payable	23,965
Investment advisory fees payable (Note 3)	20,019
Trustees' fees payable	12,498
Chief Compliance Officer expenses payable	2,880
Other accrued expenses	96,894
Total liabilities	294,849

NET ASSETS	$417,360,085

NET ASSETS consist of:
Paid-in capital	$425,261,182
Undistributed net investment income	7,264,812
Accumulated net realized gain on investments and foreign currency transactions	7,761,532
Net unrealized depreciation of investments	(22,927,441)

NET ASSETS	$417,360,085

SHARES OUTSTANDING:
(Unlimited shares authorized)	22,255,979

NET ASSET VALUE:
(Offering and redemption price per share)	$18.75

Investments in securities, at cost (Note 2)	$29,937,803
Investments in affiliated funds, at cost (Note 2)	410,342,684

See Notes to Financial Statements.
9

Wilshire Variable Insurance Trust Statement of Operations For the Six Months Ended June 30, 2016 (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
INVESTMENT INCOME:
Interest	$1,757,901
Dividend income from investment companies	74,458
Dividends	19,709
Income distributions from affiliated investments	12,916
Foreign taxes withheld	(3)
Total income	1,864,981

EXPENSES:
Investment advisory fees (Note 3)	222,662
Distribution (12b-1) fees (Note 4)	517,128
Administration fees (Note 3)	144,859
Trustees' fees (Note 3)	27,002
Chief Compliance Officer expenses	1,386
Professional fees	77,687
Pricing fees	55,366
Interest expense	43,277
Printing fees	29,920
Custodian fees	23,049
Transfer agent fees	11,122
Other	22,619
Total expenses	1,176,077
Fees waived by Adviser (Note 3)	(85,331)
Net expenses	1,090,746

Net investment income	774,235

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 5):
Net realized loss from:
Investments*	(3,758,969)
Sale of affiliated investment company shares*	(1,573,186)
Foreign currency transactions	(25,533)
Net change in unrealized appreciation/(depreciation) of:
Investments	4,618,240
Investments in affiliated funds	8,143,025
Forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(10,252)

Net realized and unrealized gain on investments and foreign currencies	7,393,325

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,167,560

*	Includes realized loss as a result of in-kind transactions. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.
10

Wilshire Variable Insurance Trust Statement of Changes in Net Assets For the Six Months Ended June 30, 2016 (Unaudited)

WILSHIRE GLOBAL ALLOCATION FUND
OPERATIONS:
Net investment income	$774,235
Net realized loss on investments, sale of affiliated investment company shares and foreign currency transactions*	(5,357,688)
Net change in unrealized appreciation/(depreciation) of investments and forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	12,751,013
Net increase in net assets resulting from operations	8,167,560

CAPITAL STOCK TRANSACTIONS†: (DOLLARS)
Shares sold	1,740,257
Shares redeemed	(24,786,510)

Net decrease in net assets from capital stock transactions	(23,046,253)

Net decrease in net assets	(14,878,693)

NET ASSETS:
Beginning of period	432,238,778
End of period	$417,360,085

Undistributed net investment income at end of period	$7,264,812

CAPITAL SHARE TRANSACTIONS†:
Shares sold	96,309
Shares redeemed	(1,363,243)

Net decrease in shares outstanding	(1,266,934)

*	Includes realized loss as a result of in-kind transactions. See Note 8 in Notes to Financial Statements.
†	Includes shares redeemed as a result of in-kind transactions. See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.
11

Wilshire Variable Insurance Trust Statement of Changes in Net Assets For the Year Ended December 31, 2015

WILSHIRE GLOBAL ALLOCATION FUND
OPERATIONS:
Net investment income	$6,854,975
Net realized gain on investments, sale of affiliated investment company shares and foreign currency transactions	12,849,038
Net change in unrealized appreciation/(depreciation) of investments and forward contracts and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(18,951,711)
Net increase in net assets resulting from operations	752,302

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,633,385)
Capital gains	(21,915,003)
Total distributions to shareholders	(30,548,388)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	6,644,683
Shares issued as reinvestment of distributions	30,548,386
Shares redeemed	(53,508,527)

Net decrease in net assets from capital stock transactions	(16,315,458)

Net decrease in net assets	(46,111,544)

NET ASSETS:
Beginning of year	478,350,322
End of year	$432,238,778

Undistributed net investment income at end of year	$6,490,577

CAPITAL SHARE TRANSACTIONS:
Shares sold	330,431
Shares issued as reinvestment of distributions	1,643,525
Shares redeemed	(2,666,404)

Net decrease in shares outstanding	(692,448)

See Notes to Financial Statements.
12

Wilshire Variable Insurance Trust Wilshire Global Allocation Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31,
		2015	2014	2013	2012	2011
Net asset value, beginning of period	$18.38	$19.75	$19.42	$16.68	$15.42	$15.99

Income/(loss) from investment operations:
Net investment income[1]	0.03	0.30	0.23	0.15	0.27	0.52
Net realized and unrealized gain/(loss) on investments	0.34	(0.30)[8]	0.19 [5]	2.90 [4]	1.60 [3]	(0.62)
Total from investment operations	0.37	0.00	0.42	3.05	1.87	(0.10)

Less distributions:
From net investment income	0.00	(0.37)	(0.09)	(0.31)	(0.61)	(0.47)
From capital gains	0.00	(1.00)	0.00	0.00	0.00	0.00
Total distributions	0.00	(1.37)	(0.09)	(0.31)	(0.61)	(0.47)
Net asset value, end of period	$18.75	$18.38	$19.75	$19.42	$16.68	$15.42
Total return[2]	2.01%	0.04%	2.17%	18.31%	12.11%	(0.65)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$417,360	$432,239	$478,350	$157,820	$148,169	$150,825
Operating expenses including reimbursement/waiver and including fees paid indirectly†	0.53%[9]	0.53%[9]	0.52%[9]	0.29%	0.18%	0.17%
Operating expenses excluding reimbursement/waiver and excluding fees paid indirectly†	0.57%	0.63%	0.57%[6]	0.29%	0.18%	0.17%
Net investment income	0.37%	1.48%	1.17%	0.85%	1.61%	3.22%
Portfolio turnover rate	51%	29%	83%[7]	151%	7%	21%

†	These ratios do not include expenses from the underlying funds.
[1]

The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	Amount includes capital gains distributions received by the Fund from the Wilshire International Equity Fund. The amount of these distributions represents $0.21 per share.
[4]

Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value and the Wilshire International Equity Fund. The amount of these distributions represents $0.44 per share.

[5]

Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio and the Wilshire Small Company Value Portfolio. The amount of these distributions represents $0.92 per share.

[6]	Had the ratio of operating expenses excluding reimbursement/waiver and excluding fees paid indirectly included these expense offsets, the ratio would have remained at 0.57%.
[7]	Includes the effect of in-kind transactions.
[8]

Amount includes capital gains distributions from the Wilshire Large Company Growth Portfolio, Wilshire Large Company Value Portfolio, Wilshire Small Company Growth Portfolio, Wilshire Small Company Value and the Wilshire International Equity Fund. The amount of these distributions represents $0.47 per share.

[9]	The ratio of expenses to average net assets includes interest expense, which is considered outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.50%.

See Notes to Financial Statements.
13

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2016 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 4 separate investment portfolios. The financial statements herein are those of the Wilshire Global Allocation Fund (the “Fund”). The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund. The Fund operates under a fund of funds structure and invests substantially in certain underlying affiliated funds (“Underlying Funds”), which are mutual funds advised by Wilshire Associates Incorporated (“Wilshire”) and in unaffiliated exchange-traded funds (“ETF” or “ETFs”). The financial statements for the 2015 Fund, 2025 Fund, and 2035 Fund are included in a separate annual report. Shares of the Fund are presently offered to Horace Mann Life Insurance Company (“HMLIC”) Separate Account, the HMLIC 401(k) Separate Account and Jefferson National. The Fund may be purchased by separate accounts of insurance companies for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

The investment objective of the Fund is to seek to realize a high long-term total rate of return consistent with prudent investment risks.

On September 22, 2014, the Balanced Fund was renamed the Wilshire Global Allocation Fund, and the Equity Fund, Income Fund, International Equity Fund, Small Cap Fund and Socially Responsible Fund (the “Acquired Funds”) merged into the Wilshire Global Allocation Fund.

2. Significant Accounting Policies.

Use of estimates — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — The Fund’s investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether the Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. For the six months ended June 30, 2016, no creation units were purchased.

A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on National Association of Securities Dealers Automatic Quotation (“NASDAQ”) System are valued at the NASDAQ official closing price. If there is no NASDAQ official closing price available, the most recent bid quotation is used. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price, and if there are no such sales, the most recent bid quotation is used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Third-party valuation providers often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Fund’s pricing agent for such securities, if available, and otherwise are valued at amortized cost if the Pricing Committee concludes it approximates fair value. When market quotations are not readily available, securities are valued according to procedures adopted by the Board of Trustees (the “Board”) or are valued at fair value as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (“Wilshire” or the “Adviser”), one of whom is an officer of the Trust, or the Trust’s Valuation Committee. Securities whose market value using the procedures outlined above do not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Trust’s valuation procedures. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which the Fund is carrying the security. Investments in the underlying funds are valued at their net asset value as reported by the underlying funds.

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2016, there have been no significant changes to the Fund’s fair value methodologies.

Fair value measurement classifications are summarized in the Fund’s Schedule of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and distributions on underlying funds are recorded on the ex-dividend date or, for certain foreign dividends, as soon as the dividend information becomes available. Interest income and distributions on underlying funds, if applicable, premium and discount amortization are accrued daily, using the scientific or straight-line method, which approximates the effective interest method. Securities gains and losses are determined on the basis of identified cost. Distributions received on securities that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. The actual character of income, realized gain and return of capital distributions received from Real Estate Investment Trusts (“REITs”) is not known until after the end of the fiscal year, at which time such distribution estimates are appropriately adjusted.

Option Transactions — The Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over the- counter market. When the Fund writes or purchases a covered call or put option, an amount equal to the premium received is included in the Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. As of, and during the six months ended June 30, 2016, there were no written options transactions.

Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements for investment purposes. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. At the time the Fund enters into a reverse repurchase agreement, the Fund segregates cash, cash equivalents, or other liquid assets, including equity securities and debt securities, at least equal in value to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. As of June 30, 2016, there were no reverse repurchase agreements outstanding.

When-issued and delayed delivery investments — The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its sub-adviser deems it appropriate to do so. The Fund may dispose of or negotiate a when-issued or forward commitment after entering into these transactions. Such transactions are generally considered to be derivative transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when issued, delayed-delivery or forward commitment basis, the Fund’s custodian will maintain cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves while the commitment is outstanding. These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions. The when-issued market is commonly associated with government bonds that are to be issued as a pending auction. The Fund uses when issued investments as a way to participate in a new issuance. As of, and during the six months ended June 30, 2016, the Fund held no when-issued and delayed delivery investments.

Investments in REITs — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

Asset-backed and mortgage securities — The Fund may invest in mortgage and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, the sub-adviser may have to reinvest the proceeds from the securities at a lower interest rate. This could lower the Fund’s return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Fund may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.

16

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Foreign currency transactions — The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

●	market value of investment securities, other assets and other liabilities at the daily rates of exchange and

●	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.

The primary risk exposure for all foreign currency is currency risk. For the six months ended June 30, 2016, total realized gain (loss) in foreign currency was ($25,533) and the total change in unrealized appreciation (depreciation) was ($10,252) which is disclosed on the Statement of Operations.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. As of June 30, 2016, the Fund did not have any open forward foreign currency contracts.

Over-the-Counter (“OTC”) Derivative Contracts — To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. For the six months ended June 30, 2016, the Fund did not hold any derivatives.

17

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Expense policy — Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a fund are allocated proportionately among all funds of the Trust daily in relation to the net assets of each fund or upon another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds are allocated across the Trust and the Wilshire Mutual Funds based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Fund’s net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible Federal excise tax.

3. Investment Advisory Fee and Other Transactions.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Fund and to continuously review, oversee and administer the Fund’s investment programs. Until March 30, 2016, Guggenheim Partners Investment Management, LLC (“Guggenheim”) served as sub-adviser to the Fund. Under a sub-advisory agreement, the Adviser paid Guggenheim a fee out of the advisory fees that it received from the Fund. Fees paid to Guggenheim depended upon the fee rate negotiated with the Adviser and upon the percentage of the Fund’s assets allocated to Guggenheim by the Adviser.

Per the terms of an Investment Advisory Agreement dated September 17, 2014, the Fund pays to the Advisor an amount equal to 0.55% of the Net Assets of the Fund excluding assets invested in investments in Underlying Funds.

Additionally, the Adviser has contractually agreed to limit expenses for the Fund to 0.50% (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) (“Operating Expense Limit”) through April 30, 2017. Wilshire may recoup the amount of any advisory fee waived or expenses reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the Operating Expense Limit that was in place at the time of the waiver/expense reimbursement. At June 30, 2016, the amounts of waivers subject to recoupment for the Fund were $107,780, expiring in 2017, $464,879 expiring in 2018 and $85,331 expiring in 2019.

For the six months ended June 30, 2016, the Adviser waived fees/reimbursed expenses of $85,331.

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. Northern Trust serves as the Trust’s Custodian. SEI Investments Distribution Co. (the “Distributor”) serves as the Trust’s distributor.

Officers and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000, an annual Committee chairperson retainer of $8,000 in lieu of the $4,000 Committee member retainer, and a Committee telephonic meeting fee of $500.

4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly.

The Fund has adopted a Rule 12b-1 distribution and shareholder services plan (the “Distribution Plan”). Pursuant to the Distribution Plan with the Fund, the Distributor receives a distribution and shareholder services fee, payable by the Fund. The Distributor uses the fee to pay for distribution-related and shareholder services for the Fund. Under the Distribution Plan, the Fund will pay to the Distributor a shareholder/distribution services fee computed at the annual rate of 0.25% of average daily net assets.

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

5. Security Transactions.

For the six months ended June 30, 2016, aggregate cost of purchases and proceeds from sales of securities, other than affiliated investments, short-term investments and U.S. Government securities, were as follows:

Fund	Purchases	Proceeds from Sales
Wilshire Global Allocation Fund	$35,121,607	$97,628,221

Purchases and sales of U.S. Government securities during the six months ended June 30, 2016 were:

Fund	Purchases	Proceeds from Sales
Wilshire Global Allocation Fund	$31,475,416	$47,624,265

Purchases and sales of affiliated investments during the six months ended June 30, 2016, and value as of June 30, 2016 were:

Fund	Value as of December 31, 2015	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2016	Income Distributions
Wilshire Global Allocation Fund
Guggenheim Strategy Fund I	$3,774,209	$9,048	$(3,772,631)	$(13,361)	$2,735	$—	$12,916
Wilshire Income Opportunities Fund	—	142,853,649	(23,641,144)	293,282	3,712,366	123,218,153	—
Wilshire International Equity Fund	144,665,251	86,789	(10,354,733)	(1,380,293)	1,705,824	134,722,838	—
Wilshire Large Company Growth Portfolio	65,750,450	34,190	(12,745,424)	(761,985)	1,513,053	53,790,284	—
Wilshire Large Company Value Portfolio	52,608,696	3,634,190	(3,836,160)	31,272	579,462	53,017,460	—
Wilshire Small Company Growth Portfolio	14,394,955	6,575	(3,785,273)	225,119	262,756	11,104,132	—
Wilshire Small Company Value Portfolio	13,394,508	6,575	(2,785,273)	32,780	366,829	11,015,419	—

6. Significant Shareholder Activity.

On June 30, 2016, the Fund had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Fund. These represent omnibus shareholder accounts.

1 omnibus shareholder	100%

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

7. Tax Information.

No provision for Federal income taxes is required because the Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2016 for the Fund are as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Wilshire Global Allocation Fund	$440,280,487	$4,259,324	$(27,186,765)	$(22,927,441)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales and basis adjustment in investing in CLOs and registered investment companies.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The tax character of distributions declared during the years ended December 31, 2015 and 2014 were as follows:

Fund	2015 Ordinary Income	2015 Capital Gains	2014 Ordinary Income	2014 Capital Gains
Wilshire Global Allocation Fund	$13,562,260	$16,986,128	$2,213,045	$—

At December 31, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Wilshire Global Allocation Fund
Undistributed ordinary income	$7,138,595
Undistributed long-term capital gain	12,368,630
Unrealized appreciation/(depreciation)	(35,552,507)
Other temporary differences	(23,375)
Total distributable earnings/(accumulated losses)	$(16,068,657)

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

8. In-Kind Transfers.

During the six months ended June 30, 2016, shares of beneficial interest were issued through an affiliated in-kind transfer of investment securities and cash. The securities were transferred at their current value on the date of the transaction.

Contributing Fund	Receiving Fund	Date of Transfer	Value of Investment Securities	Cash	Total Assets	Shares Issued	Realized Loss Earned by Contributing Fund
Wilshire Global Allocation Fund	Wilshire Income Opportunities Fund	3/30/2016	$156,418,546	$(13,659,576)	$142,758,970	14,275,907	$(4,554,917)

9. Indemnifications.

In the normal course of business, the Trust on behalf of the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Risks.

Asset-backed securities risk — Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.

Collateralized debt obligation (“CDO”) risk — A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a collateralized bond obligation (“CBO”). Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a collateralized loan obligation (“CLO”). Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described with respect to certain mortgage-related and asset-backed securities, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

Forward contracts risk — There may be imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of the Fund. The Fund bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.

Interest rate risk — For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter- maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect the Fund’s NAV.

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Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Credit risk — Certain securities in which an Underlying Fund or ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Underlying Funds or ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An Underlying Fund’s or ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

ETF Risk — ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, because ETFs trade on an exchange, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETF shares thus may trade at a premium or discount to their NAV. Moreover, a passively managed ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Like an actively-managed mutual fund, actively managed ETFs are subject to active management risk, the risk that the investment techniques and risk analyses applied by the manager of the ETF will not produce the desired results and that the investment objective of the ETF will not be achieved. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

Counterparty credit risk — Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with the Fund. The Fund’s sub-adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.

Foreign security risk — The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The market values of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

Investments in loans risk — Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

11. Contingencies.

As a part of the merger of the Equity Fund and Socially Responsible Fund into the Wilshire Global Allocation Fund, the Wilshire Global Allocation Fund assumed all of the liabilities of the Equity Fund and Socially Responsible Fund, including, without limitation, contingencies relating to lawsuits. The Equity Fund and Socially Responsible Fund were named as defendants and putative members of a proposed defendant class of shareholders in a lawsuit filed on December 7, 2010, in the U.S. Bankruptcy Court for the District of Delaware and on March 6, 2012, in the District Court for the Southern District of New York, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding. The 2010 lawsuit was brought by the Official Committee of Unsecured Creditors of the Tribune Company and the 2012 lawsuit was brought by Deutsche Bank, as trustee for senior noteholders of Tribune Company. Both lawsuits relate to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007 less than a year prior to Tribune Company’s bankruptcy filing. The putative defendant class is comprised of beneficial owners of shares of Tribune Company who meet certain

22

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

jurisdictional requirements and received proceeds of the leveraged buyout. The plaintiffs seek to recover those proceeds, together with interest and attorneys’ fees and expenses, as fraudulent transfers under the Bankruptcy Act or various state laws. In September 2013, the District Court dismissed the 2012 lawsuit and in March 2016 the Second Circuit Court of Appeals affirmed this decision. The 2010 lawsuit continues in the District Court. The Adviser does not expect the Fund to be materially impacted by the lawsuits.

12. Subsequent Event Evaluation.

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

23

Wilshire Variable Insurance Trust Additional Fund Information

Information on Proxy Voting

The SEC has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

24

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

Wilshire Variable Insurance Trust Semi-Annual Report June 30, 2016 (Unaudited)

Wilshire Variable Insurance Trust
Wilshire Global Allocation Fund
Board of Trustees
Roger A. Formisano Edward Gubman John C. Hindman	Suanne K. Luhn George J. Zock Chairman of the Board
Officers of the Funds
Jason Schwarz President	Nathan R. Palmer Vice President
Benkai Bouey Chief Compliance Officer	Josh Emanuel Vice President
Michael Wauters Treasurer	Elizabeth Yakes Vice President
Gaurav Chopra Assistant Treasurer	Reena Lalji Secretary

Administrator

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Transfer Agent

DST Systems, Inc.

333 W. 11th St.

Kansas City, MO 64105

Investment Adviser

Wilshire Associates Incorporated

1299 Ocean Avenue

Santa Monica, CA 90401-1085

Custodian

The Northern Trust Company

50 LaSalle Street

Chicago, IL 90401-1085

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1700

Philadelphia, PA 19103-7042

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

This Page Intentionally Left Blank.

Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-002-0900

Wilshire Variable Insurance Trust
SEMI-ANNUAL REPORT (Unaudited) 2015 Fund 2025 Fund 2035 Fund
June 30, 2016

Wilshire Variable Insurance Trust Table of Contents

Letter to Shareholders	1
Commentary	3
Disclosure of Fund Expenses	9
Schedules of Investments	11
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Additional Fund Information	26

Shares of the 2015 Fund, 2025 Fund and 2035 Fund are sold only as the underlying investment for variable annuity contracts issued by insurance companies. This report is authorized for use in connection with any offering of a Fund’s shares only if accompanied or preceded by the Fund’s current prospectus.

Shares of the Wilshire Variable Insurance Trust are distributed by SEI Investments Distribution Co.

Wilshire Variable Insurance Trust Letter To Shareholders (Unaudited)

Dear Wilshire Variable Insurance Trust Shareholder:

We are pleased to present this semi-annual report to all shareholders of the Wilshire Variable Insurance Trust Target Maturity Funds. This report covers the period from January 1, 2016 to June 30, 2016, for the 2015 Fund, 2025 Fund and 2035 Fund.

MARKET ENVIRONMENT

U.S. Equity Market

The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, returned 3.98% during the first half of the year. During the first six months of the year, value oriented stocks outpaced growth securities across capitalizations. While large-cap stocks outpaced small-cap stocks in the first quarter, small-cap stocks lead during the second quarter. Sector performance varied during the period, with defensive and cyclically oriented sectors being the top performers. Utilities, Telecom Services, Energy, and Materials returned 23.8%, 23.4%, 15.5%, and 11.0%, respectively. Conversely Financials were weighed down by decreasing interest yields and Health Care struggled as biotechnology holdings sold off over fears about potential health care reform. The sectors returned -1.0% and -0.7%, respectively.

International Equity Market

International equities trailed domestic equity market during the first half of the year as the MSCI EAFE Index returned -4.4%. Emerging markets surged during the period benefitting from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world. The MSCI Emerging Markets index rose 6.4% through June 30. The period ended with increased volatility as uncertainty regarding the potential political contagion emanating from the “Brexit” vote weighed on markets. Equity markets fell sharply immediately following the referendum, and the British pound slumped to its lowest level in 30 years. As in the U.S., foreign markets bounced back over the last few days of the period erasing some of the earlier losses. Japan was among the worst performing developed international markets for the first six months of the year as a strengthening yen and a sluggish economy weighed on investor sentiment. The MSCI Japan Index returned -5.6% in U.S. dollar terms and -19.5% in local currency terms for the period.

Bond Market

U.S. Treasury yields plunged during the first six months of 2016 as stock market volatility fed safe-haven trades into longer-term Treasuries. The 10-year U.S. Treasury started the year yielding 2.27%, then steadily fell during the first quarter market decline to 1.64% on February 11 before rising to 1.78% by the end of the first quarter as equities stabilized. Treasury securities extended their rally in the second quarter due to broad investor uncertainty, initially over the outcome of the “Brexit” vote, then over the details and timetable of the withdrawal of the United Kingdom from the European Union. The 10-year U.S. Treasury ended June yielding 1.49%. Credit spreads tightened somewhat over second half of the period, as investors continued to seek incremental yield wherever they could find it. Globally, sovereigns benefited from overall market uneasiness.

Fund Performance Review

The 2015 Fund returned 3.55%, underperforming the S&P Target Date 2015 Index by 0.35%. The 2025 Fund returned 2.95%, underperforming the S&P Target Date 2025 Index return by 0.73%. The 2035 Fund returned 1.99%, underperforming the S&P Target Date 2035 Index by 1.45%. While the Wilshire Variable Insurance Trust Target Maturity Funds struggled in the first half of 2016, we are confident that each Fund is well positioned for future growth.

As always, we sincerely appreciate your continued support and confidence in Wilshire Associates.

Sincerely,

Jason Schwarz
President, Wilshire Variable Insurance Trust

Wilshire Variable Insurance Trust Letter To Shareholders (Unaudited) - (Continued)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Annuity contract fees are not reflected in returns. If these fees were included, returns would be lower. Performance data current to the most recent month end may be obtained at http://advisor.wilshire.com.

Index performance is presented for general comparative purposes. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses. An individual cannot directly invest in any index.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice regarding the Funds or any stock in particular.

There are risks involved with investing, including the possible loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from social, economic, or political instability in other nations. Investments in smaller companies typically exhibit higher volatility.The 2015, 2025 & 2035 Funds operate under a fund of funds structure, pursuant to which the Funds invest in underlying affiliated funds (“Underlying Funds”) and unaffiliated exchange-traded funds (“ETFs”). An investor in the Funds should understand that alternatively he or she could allocate investments directly to an Underlying Fund or ETF. By investing indirectly in an Underlying Fund or ETF through the Funds, an investor bears not only his or her proportionate share of certain expenses of the Funds (such as operating costs), but also, indirectly, similar expenses of an Underlying Fund or ETF. The management fee charged to the Funds is based on the average daily net assets not invested in the Underlying Funds.

There can be no assurance that a Fund will achieve its stated objectives. An investor may experience losses, at any time, including near, at or after the Fund’s target year. In addition, there is no guarantee that an investor’s investment in a Fund will provide any income at or through the years following the Fund’s target year in amounts adequate to meet the investor’s goals or retirement needs.

The Barclays U.S. Aggregate Bond Index is made up of the Barclays U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Backed Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million.

The MSCI All Country World ex-U.S. Index is an unmanaged capitalization-weighted measure of stock markets of developed and emerging markets, with the exception of U.S.-based companies.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

The Wilshire 5000 Total Market IndexSM is widely accepted as the definitive benchmark for the U.S. equity market, and measures performance of all U.S. equity securities with readily available price data.

Wilshire Variable Insurance Trust 2015 FUND Commentary (Unaudited)

2015 FUND

Average Annual Total Return

Six Months Ended 06/30/16*	3.55%
One Year Ended 06/30/16	0.68%
Five Years Ended 06/30/16	4.95%
Ten Years Ended 06/30/16	4.37%

S&P TARGET DATE 2015 INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16*	3.90%
One Year Ended 06/30/16	2.21%
Five Years Ended 06/30/16	5.65%
Ten Years Ended 06/30/16	5.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not annualized.
(1)

The S&P Target Date 2015 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2015 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2016, fees totaling 0.09% of average net assets were waived.

Wilshire Variable Insurance Trust 2015 FUND Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2016)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned -1.02% in the first half of the year. More evidence of a Chinese economic slowdown, continued slack in the European economy and an anemic pulse related to Japan’s financial markets reforms all weighed on returns for most of the period. The second quarter started off by recording gains on behalf of European equities, only to retrench later in the period in the wake of the UK’s decision to exit the European Union. Emerging markets stocks benefitted from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world.

The U.S. fixed income market got off to strong start as the Barclays U.S. Aggregate Bond Index returned 5.31% for the first six months of the year. Volatility spiked at the start of the year as going concerns heightened for commodity-related companies. Fears of escalating corporate defaults from both investment grade and high yield energy companies caused the market to reprice these securities at distressed levels. The bellwether 10-year U.S. Treasury yield fell from 2.27% as of December 31 to 1.49% as of June 30.

The 2015 Fund (the “Fund”) returned 3.55% for the first six months of 2016, underperforming the S&P Target Date 2015 Index return of 3.90% by 0.35%. The Fund was hurt by its overweight allocation to developed international equities and underweight allocation to REITs. However, an overweight allocation to non-investment grade securities boosted performance during the second half of the period.

*	Based on percent of Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust 2025 FUND Commentary (Unaudited)

2025 FUND

Average Annual Total Return

Six Months Ended 06/30/16*	2.95%
One Year Ended 06/30/16	-0.78%
Five Years Ended 06/30/16	4.97%
Ten Years Ended 06/30/16	3.95%

S&P TARGET DATE 2025 INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16*	3.68%
One Year Ended 06/30/16	1.36%
Five Years Ended 06/30/16	6.41%
Ten Years Ended 06/30/16	5.42%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not annualized.
(1)

The S&P Target Date 2025 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2025 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2016, fees totaling 0.04% of average net assets were waived.

Wilshire Variable Insurance Trust 2025 FUND Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2016)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in U.S. earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned -1.02% in the first half of the year. More evidence of a Chinese economic slowdown, continued slack in the European economy and an anemic pulse related to Japan’s financial markets reforms all weighed on returns for most of the period. The second quarter started off by recording gains on behalf of European equities, only to retrench later in the period in the wake of the UK’s decision to exit the European Union. Emerging markets stocks benefitted from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world.

The U.S. fixed income market got off to strong start as the Barclays U.S. Aggregate Bond Index returned 5.31% for the first six months of the year. Volatility spiked at the start of the year as going concerns heightened for commodity-related companies. Fears of escalating corporate defaults from both investment grade and high yield energy companies caused the market to reprice these securities at distressed levels. The bellwether 10-year U.S. Treasury yield fell from 2.27% as of December 31 to 1.49% as of June 30.

The 2025 Fund (the “Fund”) returned 2.95% for the first six months of 2016, underperforming the S&P Target Date 2025 Index return of 3.68% by 0.73%. The Fund was hurt by its overweight allocation to developed international equities and underweight allocation to REITs. However, an overweight allocation to non-investment grade securities boosted performance during the second half of the period.

*	Based on percent of Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust 2035 FUND Commentary (Unaudited)

2035 FUND

Average Annual Total Return

Six Months Ended 06/30/16*	1.99%
One Year Ended 06/30/16	-2.08%
Five Years Ended 06/30/16	5.24%
Ten Years Ended 06/30/16	3.54%

S&P TARGET DATE 2035 INDEX(1)

Average Annual Total Return

Six Months Ended 06/30/16*	3.44%
One Year Ended 06/30/16	0.61%
Five Years Ended 06/30/16	6.97%
Ten Years Ended 06/30/16	5.48%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns assume reinvestment of all distributions. Annuity contract fees are not reflected in returns.

*	Not annualized.
(1)

The S&P Target Date 2035 Index (the “Index”) is designed to measure the performance of an investable asset allocation strategy that meets the investment objectives of an investor with an approximate 2035 target retirement horizon.

Since inception, certain fees and expenses were waived and reimbursed. Without waivers and reimbursements, total returns would have been lower. For the six months ended June 30, 2016, fees totaling 0.02% of average net assets were waived.

Wilshire Variable Insurance Trust 2035 FUND Commentary (Unaudited) - (Continued)

PORTFOLIO SECTOR WEIGHTING*

(As of June 30, 2016)

Markets tumbled globally to start the year as worries over a slowing Chinese economy, falling oil prices, and weakness in US earnings growth rattled investors. The U.S. stock market, as represented by the Wilshire 5000 Total Market IndexSM, fell 9% during the first dozen trading days. The U.S. market eventually rallied from its trough as investor concerns were met with sound economic data and aggressive action by some of the world’s major central banks. The first half of the year closed out with a sharp increase in volatility as the UK referendum to exit the European Union rattled global markets during the last week of trading in June. The U.S. stock market experienced its worst two-day decline since August 2015 before rallying back as investor panic eased.

International stock markets underperformed the U.S. as the MSCI All Country World ex-U.S. Index returned -1.02% in the first half of the year. More evidence of a Chinese economic slowdown, continued slack in the European economy and an anemic pulse related to Japan’s financial markets reforms all weighed on returns for most of the period. The second quarter started off by recording gains on behalf of European equities, only to retrench later in the period in the wake of the UK’s decision to exit the European Union. Emerging markets stocks benefitted from rising energy and commodity prices as well as expectations for continued accommodative policies from central banks around the world.

The U.S. fixed income market got off to strong start as the Barclays U.S. Aggregate Bond Index returned 5.31% for the first six months of the year. Volatility spiked at the start of the year as going concerns heightened for commodity-related companies. Fears of escalating corporate defaults from both investment grade and high yield energy companies caused the market to reprice these securities at distressed levels. The bellwether 10-year U.S. Treasury yield fell from 2.27% as of December 31 to 1.49% as of June 30.

The 2035 Fund (the “Fund”) returned 1.99% for the first six months of 2016, underperforming the S&P Target Date 2035 Index return of 3.44% by 1.45%. The Fund was hurt by its overweight allocation to developed international equities and underweight allocation to REITs. However, an overweight allocation to non-investment grade securities boosted performance during the second half of the period.

*	Based on percent of Fund’s total investments in securities, at value.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses For the Six Months Ended June 30, 2016 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for investment advisory, administrative services, distribution and/or shareholder services and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return for the period, the “Expense Ratio” column shows the period’s annualized expense ratio, and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled “Expenses Paid During Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. The “Ending Account Value” shown is derived from hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Wilshire Variable Insurance Trust has no such charges or fees, but they may be present in other funds to which you compare this data. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

Wilshire Variable Insurance Trust Disclosure of Fund Expenses - (Continued) For the Six Months Ended June 30, 2016 (Unaudited)

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Expense Ratio(1)(2)	Expenses Paid During Period 01/01/16-06/30/16(3)(4)
2015 Fund
Actual Fund Return	$1,000.00	$1,035.50	0.60%	$3.04
Hypothetical 5% Return	$1,000.00	$1,021.88	0.60%	$3.02
2025 Fund
Actual Fund Return	$1,000.00	$1,029.50	0.60%	$3.03
Hypothetical 5% Return	$1,000.00	$1,021.88	0.60%	$3.02
2035 Fund
Actual Fund Return	$1,000.00	$1,019.90	0.60%	$3.01
Hypothetical 5% Return	$1,000.00	$1,021.88	0.60%	$3.02

(1)	The expense ratio does not include the expenses of the underlying ETFs.
(2)	Annualized, based on the Fund’s expenses for the most recent fiscal half-year.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).
(4)	Expenses shown do not include annuity contract fees.

Wilshire Variable Insurance Trust Schedules of Investments June 30, 2016 (Unaudited)

	2015 Fund
Shares		Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 84.6%
1,026,006	Wilshire Income Opportunities Fund, Institutional Class	$10,578,842
587,503	Wilshire International Equity Fund, Institutional Class	5,181,776
97,215	Wilshire Large Company Growth Portfolio, Institutional Class (a)	3,847,786
201,619	Wilshire Large Company Value Portfolio, Institutional Class	3,822,701
23,987	Wilshire Small Company Growth Portfolio, Institutional Class (a)	602,798
26,971	Wilshire Small Company Value Portfolio, Institutional Class	588,237

Total Affiliated Registered Investment Companies — 84.6%
(Cost $24,430,022)		24,622,140

EXCHANGE TRADED FUND — 14.4%
49,855	Vanguard Total International Bond Index Fund, Admiral Shares	4,202,777

Total Exchange Traded Fund — 14.4%
(Cost $4,075,225)		4,202,777

SHORT-TERM INVESTMENT — 1.0%
284,163	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240% (b)	284,163

Total Short-Term Investment — 1.0%
(Cost $284,163)		284,163

Total Investments — 100.0%
(Cost $28,789,410)		29,109,080

Other Assets & Liabilities, Net — 0.0%		6,782

NET ASSETS — 100.0%		$29,115,862

	2025 Fund
Shares		Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 88.9%
1,583,615	Wilshire Income Opportunities Fund, Institutional Class	$16,328,180
1,657,588	Wilshire International Equity Fund, Institutional Class	14,619,929
269,254	Wilshire Large Company Growth Portfolio, Institutional Class (a)	10,657,058
558,675	Wilshire Large Company Value Portfolio, Institutional Class	10,592,485
49,363	Wilshire Small Company Growth Portfolio, Institutional Class (a)	1,240,489
55,509	Wilshire Small Company Value Portfolio, Institutional Class	1,210,647

Total Affiliated Registered Investment Companies — 88.9%
(Cost $54,348,231)		54,648,788

EXCHANGE TRADED FUND — 10.1%
73,792	Vanguard Total International Bond Index Fund, Admiral Shares	6,220,666

Total Exchange Traded Fund — 10.1%
(Cost $6,048,817)		6,220,666

SHORT-TERM INVESTMENT — 1.0%
580,242	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240% (b)	580,242

Total Short-Term Investment — 1.0%
(Cost $580,242)		580,242

Total Investments — 100.0%
(Cost $60,977,290)		61,449,696

Other Assets & Liabilities, Net — 0.0%		20,981

NET ASSETS — 100.0%		$61,470,677

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Schedules of Investments - (Continued) June 30, 2016 (Unaudited)

	2035 Fund
Shares		Value
AFFILIATED REGISTERED INVESTMENT COMPANIES — 93.7%
995,344	Wilshire Income Opportunities Fund, Institutional Class	$10,262,689
2,675,549	Wilshire International Equity Fund, Institutional Class	23,598,340
424,630	Wilshire Large Company Growth Portfolio, Institutional Class (a)	16,806,847
881,136	Wilshire Large Company Value Portfolio, Institutional Class	16,706,343
94,946	Wilshire Small Company Growth Portfolio, Institutional Class (a)	2,385,984
106,782	Wilshire Small Company Value Portfolio, Institutional Class	2,328,922

Total Affiliated Registered Investment Companies — 93.7%
(Cost $71,864,396)		72,089,125

EXCHANGE TRADED FUND — 5.0%
45,144	Vanguard Total International Bond Index Fund, Admiral Shares	3,805,639

Total Exchange Traded Fund — 5.0%
(Cost $3,719,265)		3,805,639

SHORT-TERM INVESTMENT — 1.0%
789,144	Northern Trust Institutional Government Select Portfolio, Institutional Class, 0.240% (b)	789,144

Total Short-Term Investment — 1.0%
(Cost $789,144)		789,144

Total Investments — 99.7%
(Cost $76,372,805)		76,683,908

Other Assets & Liabilities, Net — 0.3%		249,303

NET ASSETS — 100.0%		$76,933,211

As of June 30, 2016, the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For the period ended June 30, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities.

(a)	Non-income producing security.
(b)	Rate shown is the 7-day effective yield as of June 30, 2016.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Assets and Liabilities June 30, 2016 (Unaudited)

	2015 FUND	2025 FUND	2035 FUND
ASSETS:
Investments in securities, at value (Note 2)	$4,486,940	$6,800,908	$4,594,783
Investments in affiliated funds, at value (Note 2)	24,622,140	54,648,788	72,089,125
Receivable for Fund shares sold	29,954	89,774	326,922
Receivable for investment securities sold	9,396	—	—
Dividends and interest receivable	42	88	120
Prepaid expenses	1,169	2,285	2,825
Total assets	29,149,641	61,541,843	77,013,775

LIABILITIES:
Payable for Fund shares redeemed	362	12,341	2
Payable for investment securites purchased	—	6,321	19,017
Distribution fees payable (Note 4)	5,945	12,091	14,971
Investment advisory fees payable (Note 3)	2,301	7,098	9,352
Administration fees payable	1,673	3,516	4,378
Trustees’ fees payable	872	1,761	2,189
Chief Compliance Officer expenses payable	202	405	501
Other accrued expenses	22,424	27,633	30,154
Total liabilities	33,779	71,166	80,564

NET ASSETS	$29,115,862	$61,470,677	$76,933,211

NET ASSETS consist of:
Paid-in capital	$25,714,455	$55,288,296	$68,907,222
Undistributed net investment income	702,740	1,272,995	1,425,910
Accumulated net realized gain on investments	2,378,997	4,436,980	6,288,976
Net unrealized appreciation of investments	319,670	472,406	311,103

NET ASSETS	$29,115,862	$61,470,677	$76,933,211

SHARES OUTSTANDING:
(Unlimited shares authorized)	2,560,746	5,336,985	6,808,975

NET ASSET VALUE:
(Offering and redemption price per share)	$11.37	$11.52	$11.30

Investments in securities, at cost (Note 2)	$4,359,388	$6,629,059	$4,508,409
Investments in affiliated funds, at cost (Note 2)	24,430,022	54,348,231	71,864,396

Amounts designated as “—” are either $0, or have been rounded to $0.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Operations For the Six Months Ended June 30, 2016 (Unaudited)

	2015 FUND	2025 FUND	2035 FUND
INVESTMENT INCOME:
Dividend income from investment companies	$168,120	$333,298	$362,289
Interest	485	1,332	1,775
Income from Security Lending	5,989	16,567	22,184
Total income	174,594	351,197	386,248

EXPENSES:
Investment advisory fees (Note 3)	25,943	50,715	60,990
Distribution fees (Note 4)	36,350	73,541	90,926
Administration fees (Note 3)	10,181	20,596	25,462
Trustees' fees and expenses (Note 3)	1,902	3,820	4,720
Chief Compliance Officer expenses	99	200	247
Professional fees	11,999	16,347	18,387
Custodian fees	5,519	9,369	11,269
Transfer agent fees	4,060	4,567	4,898
Printing fees	2,178	4,432	5,484
Other	1,884	3,688	4,552
Total expenses	100,115	187,275	226,935
Fees waived by Adviser (Note 3)	(12,838)	(10,719)	(8,675)
Net expenses	87,277	176,556	218,260

Net investment income	87,317	174,641	167,988

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 5):
Net realized gain (loss) from:
Investments	1,766,588	3,975,429	5,679,303
Sale of affiliated investment company shares	(3,299)	(1,793)	(1,283)
Realized gain distributions from investment companies	32,406	38,433	27,284

Net change in unrealized appreciation (depreciation) of:
Investments	(1,044,586)	(2,720,141)	(4,536,366)
Investments in affiliated funds	192,118	300,557	224,729

Net realized and unrealized gain on investments	943,227	1,592,485	1,393,667

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,030,544	$1,767,126	$1,561,655

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Six Months Ended June 30, 2016 (Unaudited)

	2015 FUND	2025 FUND	2035 FUND
OPERATIONS:
Net investment income	$87,317	$174,641	$167,988
Net realized gains from investments, sale of investment company shares and realized gain distributions from investment company shares	1,795,695	4,012,069	5,705,304
Net change in unrealized depreciation on investments	(852,468)	(2,419,584)	(4,311,637)
Net increase in net assets resulting from operations	1,030,544	1,767,126	1,561,655

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	1,323,051	3,624,308	5,404,481
Shares redeemed	(3,327,212)	(2,891,839)	(3,126,934)

Net increase (decrease) in net assets from capital stock transactions	(2,004,161)	732,469	2,277,547

Net increase (decrease) in net assets	(973,617)	2,499,595	3,839,202

NET ASSETS:
Beginning of period	30,089,479	58,971,082	73,094,009
End of period	$29,115,862	$61,470,677	$76,933,211

Undistributed net investment income at end of period	$702,740	$1,272,995	$1,425,910

CAPITAL SHARE TRANSACTIONS:
Shares sold	120,447	324,361	495,493
Shares redeemed	(301,038)	(257,608)	(285,467)

Net increase (decrease) in shares outstanding	(180,591)	66,753	210,026

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Statements of Changes in Net Assets For the Year Ended December 31, 2015

	2015 FUND	2025 FUND	2035 FUND
OPERATIONS:
Net investment income	$614,640	$1,097,331	$1,257,159
Net realized gains from sales of investments and realized gain distributions from investment company shares	592,369	426,039	589,734
Net change in unrealized depreciation on investments	(1,838,315)	(2,975,116)	(3,625,846)
Net decrease in net assets resulting from operations	(631,306)	(1,451,746)	(1,778,953)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(669,467)	(1,060,799)	(1,247,117)
Net realized capital gains	(2,011,437)	(2,272,025)	(2,146,614)
Total distributions to shareholders	(2,680,904)	(3,332,824)	(3,393,731)

CAPITAL STOCK TRANSACTIONS: (DOLLARS)
Shares sold	3,576,665	9,683,017	12,856,077
Shares issued as reinvestment of distributions	2,680,898	3,332,822	3,393,728
Shares redeemed	(7,053,182)	(6,042,328)	(5,952,158)

Net increase (decrease) in net assets from capital stock transactions	(795,619)	6,973,511	10,297,647

Net increase (decrease) in net assets	(4,107,829)	2,188,941	5,124,963

NET ASSETS:
Beginning of year	34,197,308	56,782,141	67,969,046
End of year	$30,089,479	$58,971,082	$73,094,009

Undistributed net investment income at end of year	$615,423	$1,098,354	$1,257,922

CAPITAL SHARE TRANSACTIONS:
Shares sold	288,710	789,694	1,068,650
Shares issued as reinvestment of distributions	240,885	295,154	304,047
Shares redeemed	(573,157)	(495,973)	(497,059)

Net increase (decrease) in shares outstanding	(43,562)	588,875	875,638

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2015 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$10.98	$12.28	$12.24	$11.39	$10.37	$10.37

Income (loss) from investment operations:
Net investment income[1]	0.03	0.23	0.24	0.22	0.24	0.27
Net realized and unrealized gain (loss) on investments	0.36	(0.48)	0.35	0.96	1.06	(0.11)
Total from investment operations	0.39	(0.25)	0.59	1.18	1.30	0.16

Less distributions:
From net investment income	0.00	(0.25)	(0.21)	(0.22)	(0.26)	(0.16)
From capital gains	0.00	(0.80)	(0.34)	(0.11)	(0.02)	0.00
Total distributions	0.00	(1.05)	(0.55)	(0.33)	(0.28)	(0.16)

Net asset value, end of period	$11.37	$10.98	$12.28	$12.24	$11.39	$10.37

Total return[2]	3.55%[4]	(1.98)%	4.78%	10.38%	12.48%	1.56%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$29,116	$30,089	$34,197	$33,447	$30,291	$25,582
Operating expenses including reimbursement/waiver/recoupment†	0.60%[5]	0.60%	0.62%[3]	0.60%	0.60%	0.60%
Operating expenses excluding reimbursement/waiver/recoupment†	0.69%[5]	0.75%	0.75%	0.74%	0.71%	0.71%
Net investment income†	0.60%[5]	1.85%	1.93%	1.82%	2.15%	2.55%
Portfolio turnover rate	93%[4]	21%	38%	23%	11%	70%

†	These ratios do not include expenses from ETFs.
[1]

The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2025 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.19	$12.13	$11.78	$10.68	$9.81	$9.90

Income (loss) from investment operations:
Net investment income[1]	0.03	0.22	0.24	0.21	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.30	(0.50)	0.36	1.09	1.01	(0.22)
Total from investment operations	0.33	(0.28)	0.60	1.30	1.24	0.03

Less distributions:
From net investment income	0.00	(0.20)	(0.15)	(0.20)	(0.19)	(0.12)
From capital gains	0.00	(0.46)	(0.10)	0.00	(0.18)	0.00
Total distributions	0.00	(0.66)	(0.25)	(0.20)	(0.37)	(0.12)

Net asset value, end of period	$11.52	$11.19	$12.13	$11.78	$10.68	$9.81

Total return[2]	2.95%[4]	(2.27)%	5.12%	12.22%	12.73%	0.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$61,471	$58,971	$56,782	$48,826	$38,638	$29,542
Operating expenses including reimbursement/waiver/recoupment†	0.60%[5]	0.60%	0.62%[3]	0.60%	0.60%	0.60%
Operating expenses excluding reimbursement/waiver/recoupment†	0.64%[5]	0.71%	0.74%	0.71%	0.71%	0.72%
Net investment income†	0.59%[5]	1.83%	1.98%	1.85%	2.19%	2.48%
Portfolio turnover rate	99%[4]	23%	23%	12%	6%	66%

†	These ratios do not include expenses from ETFs.
[1]

The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust 2035 Fund Financial Highlights

For a Fund Share Outstanding Throughout Each Period.

	Six Months Ended June 30, 2016 (Unaudited)	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net asset value, beginning of period	$11.08	$11.88	$11.45	$10.15	$9.31	$9.57

Income (loss) from investment operations:
Net investment income[1]	0.03	0.21	0.23	0.21	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.19	(0.48)	0.39	1.31	1.07	(0.39)
Total from investment operations	0.22	(0.27)	0.62	1.52	1.30	(0.16)

Less distributions:
From net investment income	0.00	(0.19)	(0.14)	(0.20)	(0.16)	(0.10)
From capital gains	0.00	(0.34)	(0.05)	(0.02)	(0.30)	0.00
Total distributions	0.00	(0.53)	(0.19)	(0.22)	(0.46)	(0.10)

Net asset value, end of period	$11.30	$11.08	$11.88	$11.45	$10.15	$9.31

Total return[2]	1.99%[4]	(2.21)%	5.39%	14.97%	14.09%	(1.68)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$76,933	$73,094	$67,969	$58,033	$42,750	$30,960
Operating expenses including reimbursement/waiver/recoupment†	0.60%[5]	0.60%	0.62%[3]	0.60%	0.60%	0.60%
Operating expenses excluding reimbursement/waiver/recoupment†	0.62%[5]	0.71%	0.75%	0.71%	0.71%	0.72%
Net investment income†	0.46%[5]	1.73%	1.96%	1.93%	2.30%	2.41%
Portfolio turnover rate	105%[4]	20%	22%	7%	6%	74%

†	These ratios do not include expenses from ETFs.
[1]

The selected per share data was calculated using the average shares outstanding method for the period. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

[2]

If you are an annuity contract owner, the total return does not reflect the expenses that apply to the separate account or related insurance policies. The inclusion of these charges would reduce the total return figures for all periods shown.

[3]	The ratio of expenses to average net assets includes extraordinary fees accrued outside the expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.60%.
[4]	Not Annualized.
[5]	Annualized.

See Notes to Financial Statements.

Wilshire Variable Insurance Trust Notes to Financial Statements June 30, 2016 (Unaudited)

1. Organization.

The Wilshire Variable Insurance Trust (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940 (“1940 Act”), which offers units of beneficial interest (shares) in 4 separate investment portfolios. The portfolios presented in these financial statements are: 2015 Fund (formerly the 2015 ETF Fund), 2025 Fund (formerly the 2025 ETF Fund) and 2035 Fund (formerly the 2035 ETF Fund) (collectively the “Funds”, each a “Fund” of the Trust). The Funds operate under a fund of funds structure and at this time invest substantially all of their assets in certain underlying affiliated funds (“Underlying Funds”), which are mutual funds advised by Wilshire Associates Incorporated (“Wilshire” or the “Adviser”) and in unaffiliated exchange-traded funds (“ETF” or “ETFs”). The financial statements for the other Fund of the Trust managed by the Adviser are included in a separate semi-annual report. Shares may be purchased by insurance company separate accounts for certain variable insurance contracts and by plan sponsors of qualified retirement plans.

Funds’ Investment Objectives:

High total return until each respective Fund’s target retirement date. Thereafter, high current income and, as a secondary objective, capital appreciation. Each Fund is designed to provide a mix of assets with a risk/return profile that is appropriate for the participant’s age in connection with his/her anticipated target retirement date. The risk/return profile of the Funds will adjust with time and become more conservative.

2. Significant Accounting Policies.

Use of estimates — Each Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates and these differences could be material.

Security valuation — A Fund’s investment in an ETF is valued at the ETF’s net asset value or is valued at market price, depending upon whether a Fund purchased the ETF directly from the ETF in “creation units” or on an exchange, as applicable. For the six months ended June 30, 2016, no creation units were purchased.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six months ended June 30, 2016, there have been no significant changes to the Funds’ fair value methodologies and there have been no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended June 30, 2016, there have been no transfers between Level 2 and Level 3 assets and liabilities. For the six months ended June 30, 2016, there were no Level 3 securities held by the Funds.

Fair value measurement classifications are summarized in the Funds’ Schedules of Investments.

Security transactions and investment income — Security transactions are recorded on a trade date basis. Dividend income and realized gain distributions from the Underlying Funds and ETFs are recorded on the ex-dividend date. Interest income accrues daily. Securities gains and losses are determined on the basis of identified cost.

Expense policy — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all funds of the Trust in relation to the net assets of each fund or another reasonable basis. Expenses which are attributable to the Trust and the Wilshire Mutual Funds, Inc. are allocated across the Trust and the Wilshire Mutual Funds, Inc. based upon relative net assets or another reasonable basis.

Distributions to shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid annually. The Funds’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible federal excise tax.

3. Investment Advisory Fee and Other Transactions With Affiliates.

The Trust employs the Adviser to manage the investment and reinvestment of the assets of the Funds and to continuously review, oversee and administer the Funds’ investment programs.

Pursuant to the Advisory Agreement (the “Agreement”) between the Trust and Wilshire, Wilshire charges annual management fees of 0.25% of average daily net assets of the 2015 Fund, 2025 Fund and the 2035 Fund. Wilshire has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Trust to waive a portion of its management fee and/or reimburse expenses to limit annual operating expenses to 0.60% (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) of average daily net assets for each of the Funds. This agreement to limit expenses continues through at least April 30, 2017. Wilshire may recoup the amount of any management fee waived or expense reimbursed within three years after the year in which Wilshire waived fees or reimbursed the expenses if the recoupment does not exceed the expense limitation that was in place at the time of the waiver/expense reimbursement. At June 30, 2016, the amounts of waivers subject to recoupment for the 2015 Fund, 2025 Fund and the 2035 Fund were $45,932, $48,606 and $53,990, respectively, expiring in 2016; $44,400, $68,756 and $81,265, respectively, expiring in 2017; $51,518, $68,820 and $77,262, respectively, expiring in 2018; and $12,838, $10,719 and $8,675, respectively, expiring in 2019.

For the six months ended June 30, 2016, the Adviser waived fees/reimbursed expenses in the amounts listed below.

Fund	Fees Waived
2015 Fund	$12,838
2025 Fund	10,719
2035 Fund	8,675

Because the Underlying Funds and ETFs have varied fee and expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of fees and expenses incurred indirectly by a Fund will vary.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

SEI Investments Global Funds Services (“SEI”) serves as the Trust’s administrator and accounting agent pursuant to an administration agreement dated May 30, 2008. DST Systems, Inc. serves as the Trust’s transfer agent and dividend disbursing agent. The Northern Trust Company (“Northern Trust”) serves as the Trust’s custodian. SEI Investments Distribution Co. serves as the Trust’s distributor.

Officers’ and Trustees’ expenses — Certain officers of the Trust are affiliated with and receive remuneration from the Adviser. The Trust does not pay any remuneration to its officers. The Trust and the Wilshire Mutual Funds, Inc. together pay each independent trustee an annual retainer of $18,000, an annual additional Board chairperson retainer of $12,000, a Board in-person meeting fee of $2,000, a Board telephonic meeting fee of $1,000, an annual Committee member retainer of $8,000, and a Committee telephonic meeting fee of $500.

4. Distribution and Shareholder Services Plan.

The Funds have adopted a plan under Rule 12b-1 of the 1940 Act that provides for a fee of up to 0.25% of each Fund’s average net assets payable to SEI Investments Distribution Co. (the “Distributor”) to reimburse the Distributor for distribution and shareholder services provided to shareholders.

5. Security Transactions.

For the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments, other than affiliated investments and short-term investments were as follows:

Fund	Purchases	Proceeds from Sales
2015 Fund	$1,690,193	$27,394,971
2025 Fund	4,629,385	56,887,143
2035 Fund	6,776,855	74,970,977

Purchases and sales of affiliated investments during the six months ended June 30, 2016, and value as of June 30, 2016 were as follows:

Fund	Value as of December 31, 2015	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2016
2015 Fund
Wilshire Income Opportunities Fund	$—	$10,873,136	$(471,809)	$2,846	$174,669	$10,578,842
Wilshire International Equity Fund	—	5,425,316	(163,319)	(4,117)	(76,104)	5,181,776
Wilshire Large Company Growth Portfolio	—	3,918,284	(117,953)	31	47,424	3,847,786
Wilshire Large Company Value Portfolio	—	3,918,284	(117,952)	(1,806)	24,175	3,822,701
Wilshire Small Company Growth Portfolio	—	602,813	(18,146)	(58)	18,189	602,798
Wilshire Small Company Value Portfolio	—	602,813	(18,146)	(195)	3,765	588,237

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

Fund	Value as of December 31, 2015	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of June 30, 2016
2025 Fund
Wilshire Income Opportunities Fund	$—	$16,323,662	$(266,653)	$2,552	$268,619	$16,328,180
Wilshire International Equity Fund	—	15,004,418	(168,413)	(3,794)	(212,282)	14,619,929
Wilshire Large Company Growth Portfolio	—	10,644,796	(119,292)	432	131,122	10,657,058
Wilshire Large Company Value Portfolio	—	10,644,796	(119,292)	(958)	67,939	10,592,485
Wilshire Small Company Growth Portfolio	—	1,217,035	(14,034)	86	37,402	1,240,489
Wilshire Small Company Value Portfolio	—	1,217,035	(14,034)	(111)	7,757	1,210,647

2035 Fund
Wilshire Income Opportunities Fund	$—	$10,209,234	$(116,098)	$1,063	$168,490	$10,262,689
Wilshire International Equity Fund	—	24,124,313	(179,953)	(3,351)	(342,669)	23,598,340
Wilshire Large Company Growth Portfolio	—	16,724,927	(124,806)	786	205,940	16,806,847
Wilshire Large Company Value Portfolio	—	16,724,927	(124,806)	(142)	106,364	16,706,343
Wilshire Small Company Growth Portfolio	—	2,331,385	(17,415)	273	71,741	2,385,984
Wilshire Small Company Value Portfolio	—	2,331,385	(17,414)	88	14,863	2,328,922

6. Securities Lending.

The Funds may seek additional income by lending their securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short-term securities. A Fund may return a portion of the interest earned to the borrower or a third party which is unaffiliated with the Trust and acting as a “placing broker.” A Fund receives compensation for lending securities in the form of fees. A Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Trust’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the collateral and securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting loans be remarked daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. At June 30, 2016, there were no securities on loan.

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

7. Significant Shareholder Activity.

On June 30, 2016, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts.

Fund
2015 Fund (1 omnibus shareholder)	98%
2025 Fund (1 omnibus shareholder)	98%
2035 Fund (1 omnibus shareholder)	99%

8. Tax Information.

No provision for federal income taxes is required because each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and distributes to shareholders all of its taxable income and gains. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The federal tax cost, unrealized appreciation and depreciation at June 30, 2016 for each Fund is as follows:

Fund	Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
2015 Fund	$28,789,410	$396,065	$(76,395)	$319,670
2025 Fund	60,977,290	687,176	(214,770)	472,406
2035 Fund	76,372,805	657,999	(346,896)	311,103

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales on all Funds.

The tax character of distributions declared for the years ended December 31, 2015 and 2014, respectively were as follows:

Fund	2015 Ordinary Income	2015 Capital Gains	2014 Ordinary Income	2014 Capital Gains
2015 Fund	$669,467	$2,011,437	$563,159	$908,941
2025 Fund	1,091,182	2,241,642	691,713	471,781
2035 Fund	1,261,067	2,132,664	791,126	269,131

Wilshire Variable Insurance Trust Notes to Financial Statements - (Continued) June 30, 2016 (Unaudited)

At December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	2015 Fund	2025 Fund	2035 Fund
Undistributed ordinary income	$621,468	$1,100,061	$1,259,582
Accumulated capital gain	598,517	423,196	587,204
Unrealized appreciation	1,150,879	2,891,990	4,617,564
Other temporary differences	(1)	8	(16)
Total distributable earnings	$2,370,863	$4,415,255	$6,464,334

9. Indemnifications.

In the normal course of business, the Trust on behalf of the Funds enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

10. Risk.

Credit Risk — Certain securities in which an Underlying Fund or ETF may invest are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if any of the Underlying Funds or ETFs concentrate their credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of asset-backed securities may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, asset-backed securities and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. An Underlying Fund’s or ETF’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

ETF Risk — ETFs involve certain inherent risks generally associated with investments in a portfolio of common stocks, because ETFs trade on an exchange, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. ETF shares thus may trade at a premium or discount to their NAV. Moreover, a passively managed ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Like an actively-managed mutual fund, actively managed ETFs are subject to active management risk, the risk that the investment techniques and risk analyses applied by the manager of the ETF will not produce the desired results and that the investment objective of the ETF will not be achieved. Investing in ETFs, which are investment companies, involves duplication of advisory fees and certain other expenses.

11. Subsequent Event Evaluation.

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Wilshire Variable Insurance Trust Additional Fund Information (Unaudited)

Information on Proxy Voting

The Securities and Exchange Commission (“SEC”) has adopted the requirement that all funds file their complete proxy voting records with the SEC on an annual basis on Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year.

A description of policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with each Fund’s proxy voting record relating to portfolio securities held during the most recent 12-month period ended June 30 is available at no charge, upon request by calling 1-888-200-6796, or on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of period. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Householding Policy

In order to reduce printing and mailing expenses, only one copy of each prospectus, annual and semi-annual report will be sent to all related accounts at a common address, unless you have indicated otherwise on your Account Application. Contract Owners may revoke their consent to householding at any time by calling 1-800-999-1030. Upon receipt of a Contract Owner’s revocation, the Trust will begin mailing individual copies of the above-referenced documents to the Contract Owner’s attention within 30 days.

Wilshire Variable Insurance Trust Privacy Statement

At Wilshire Variable Insurance Trust, we appreciate the privacy concerns of our customers. We have established the following policies to maintain the privacy of information you share with us.

Information We Collect

We collect and retain nonpublic personal information about you that may include:

Information we receive on your account applications or other forms such as your name, address, financial information and/or social security number;

Information we receive about your mutual fund transactions, such as purchases, sales, exchanges and account balances; and

Information we collect through the use of Internet “cookies” when you access our website. Cookies are a collection of information stored on the local hard drive of an Internet user, used primarily by web servers to identify previous users and their preferences. A web server cannot find out a user’s name or email address, or anything about the user’s computer using cookies.

Information We May Share

We do not sell any of your nonpublic personal information to third parties. We may share the information we collect with affiliates or with non-affiliated third parties only when those parties are acting on our behalf in servicing your account, or as required by law. These third parties may include:

Administrative service providers who, for example, process transactions for your account, print checks or prepare account statements;

Companies that provide services for us to help market our products to you; and

Governmental or other legal agencies, as required by law.

When information is shared with third parties, they are legally obligated to maintain the confidentiality of the information and to limit their use of it to servicing your account, except as permitted or required by law.

Confidentiality And Security

Within our organization, we restrict access to your nonpublic personal information to authorized employees who need to access such information in order to provide services or products to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal information.

As previously mentioned, we may collect information through the use of Internet “cookies” on our website. In addition, in order to provide you with access to your account via the web, it is necessary for us to collect certain nonpublic personal information such as your name, social security number and account information. Special measures such as data encryption and authentication apply to all nonpublic personal information and communications on our web site.

Applicability

Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be our customer. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should also consult that financial institution’s privacy policies.

The Wilshire Variable Insurance Trust values your business. We understand the importance of maintaining the integrity of your personal information and are committed to keeping your trust. Please contact us at 888-200-6796 if you have any questions concerning our policy.

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Wilshire Variable Insurance Trust

Wilshire Associates Incorporated
1299 Ocean Avenue
Santa Monica, CA 90401
1-888-200-6796

WIL-SA-003-0900

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last disclosed such procedures in the definitive prospectus/proxy statement on Form N-14 filed with the SEC on December 3, 2008.

Item 11.	Controls and Procedures.

(a)
The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz, President
(principal executive officer)

Date: September 2, 2016

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters, Treasurer
(principal financial officer)

Date: September 2, 2016

*	Print the name and title of each signing officer under his or her signature.